Debt (Details Textual)										2 Months Ended	3 Months Ended									5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2015 USD ($) $ / shares	Nov. 15, 2015 USD ($)	Mar. 02, 2015 USD ($)	Feb. 27, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jan. 15, 2015 USD ($)	Dec. 30, 2014 USD ($)	Jul. 30, 2014 USD ($)	Jul. 29, 2014 USD ($)	Feb. 29, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Nov. 30, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Feb. 15, 2016 USD ($)	Jan. 23, 2016 USD ($)	Oct. 12, 2015 USD ($)	Mar. 26, 2015 USD ($)	Jan. 30, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)	Jun. 27, 2014 USD ($)
Gain (Loss) on sale of assets																						$ (422,937,000)	$ (55,487,000)
Revenue, Net												$ 22,017,000	$ 15,182,000	$ 12,781,000	$ 12,270,000	$ 17,732,000	$ 12,608,000	$ 13,180,000	$ 5,467,000		$ 0	62,521,000	48,987,000
Senior Notes												$ 73,625,000				73,625,000						$ 73,625,000	73,625,000
Number of credit agreements												8										8
Number of vessels	1
Credit Facility Amended																						Pursuant to an amendment to this credit facility in September 2015, the amount drawn down is reduced by any quarterly installments that would have been paid through December 31, 2016 and the quarterly payments would not begin until 2017.
Long-term Debt												$ 460,442,000				33,550,000						$ 460,442,000	33,550,000
Vessel Carrying Value, net												756,569,000				99,268,000						756,569,000	99,268,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 9,365,000										$ 9,365,000
Number of vessels sold												23		9	4							23
Debt Instrument, Unused Borrowing Capacity, Amount																$ 357,091,000							357,091,000
Number of vessels held for sale												7		9	4	6
Write off of Deferred Debt Issuance Cost																					0	$ 16,085,000	0
Interest income																					341,000	356,000	1,052,000
Foreign exchange gain (loss)																					$ (1,135,000)	(12,000)	$ 43,000
Percentage of the value of any new equity issues																50.00%							50.00%
Unsecured Debt
Senior Notes																													$ 8,625,000	$ 65,000,000
Senior Notes
Minimum Net Worth Required for Compliance												$ 500,000,000										500,000,000
Senior Notes												$ 73,625,000										$ 73,625,000
Debt Instrument, Interest Rate, Stated Percentage																														7.50%
Debt Instrument, Redemption Price, Percentage																						100.00%
Senior Notes, Denomination																														$ 25.00
Repurchase price of Notes (as a percentage)												101.00%										101.00%
Maximum net borrowings allowed as a percentage to total assets												70.00%										70.00%
Long-term Debt												$ 73,625,000										$ 73,625,000
Secured Debt
Consolidated Net worth required																						$ 500,000,000
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth																							25.00%
Secured Debt
Number of credit agreements												7										7
$330 Million Credit Facility | Secured Debt
Proceeds from Lines of Credit																						$ 178,950,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 330,000,000
Numbers of vessels owned												12										12
Long-term Debt												$ 173,950,000				$ 0						$ 173,950,000	$ 0
Vessel Carrying Value, net												352,388										$ 352,388
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 313,000
Debt Instrument, Maturity Date, Description																						July 29, 2021
Number of tranches									21
Maximum amount by tranche									$ 15,000,000
Debt Instrument, Unused Borrowing Capacity, Amount																135,000,000							135,000,000
$39.6 Million Credit facility | Secured Debt
Proceeds from Lines of Credit																						$ 33,550,000
Line of Credit Facility, Maximum Borrowing Capacity																															$ 39,600,000
Number of vessels																															2
Long-term Debt												30,754,000				33,550,000						30,754,000	33,550,000								$ 19,800,000
Remaining loan amount no longer available to be drawn down												6,050,000										6,050,000
Vessel Carrying Value, net												64,319,000										$ 64,319,000
Line of Credit Facility, Commitment Fee Percentage																				1.17%
Line of Credit Facility, Frequency of Payments																						Quarterly
Line of Credit Facility, Periodic Payment																						$ 239,000
Debt Instrument, Maturity Date, Description																						June 27, 2019
Debt Instrument, Unused Borrowing Capacity, Amount																0							0
$67.5 Million Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity								$ 67,500,000
Long-term Debt												29,666,000				0						$ 29,666,000	0
Vessel Carrying Value, net												$ 61,205,000										61,205,000
Line of Credit Facility, Commitment Fee Percentage								1.25%
Debt Instrument, Term								7 years
Debt Instrument, Unused Borrowing Capacity, Amount																32,700,000							32,700,000
$409 Million Credit Facility | Secured Debt
Proceeds from Lines of Credit																						$ 95,476,000
Line of Credit Facility, Maximum Borrowing Capacity							$ 408,976,000
Number of credit institutions							2
Number of vessels							18					18										18
Long-term Debt												$ 94,473,000				0						$ 94,473,000	0
Vessel Carrying Value, net												$ 186,254,000										$ 186,254,000
Remaining Newbuilding Vessels												12										12
Debt Instrument, Basis Spread on Variable Rate							3.00%
Debt Instrument, Term																						6 years
Debt Instrument, Maturity Date, Description							December 30, 2020
Credit facility, Maximum borrowing capacity reduction												$ 73,000,000										$ 73,000,000
Debt Instrument, Unused Borrowing Capacity, Amount																162,141,000							162,141,000
Write off of Deferred Debt Issuance Cost																						2,083,000
$411.3 Million Credit Facility
Long-term Debt												83,261,000										83,261,000
$411.3 Million Credit Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity						$ 411,264,000																					$ 240,264,000
Long-term Debt												83,261,000				0						83,261,000	0
Vessel Carrying Value, net												92,975,000										$ 92,975,000
Portion of Facility fixed coupon rate																						6.25%
Debt Instrument, Unused Borrowing Capacity, Amount																0							0
Write off of Deferred Debt Issuance Cost																						$ 7,713,000
$12.5 Million Credit Facility | Secured Debt
Long-term Debt												11,750,000				0						11,750,000	0
Vessel Carrying Value, net												31,976,000										31,976,000
Debt Instrument, Unused Borrowing Capacity, Amount																0							0
$42 Million Credit Facility | Secured Debt
Proceeds from Lines of Credit																						37,995
Line of Credit Facility, Maximum Borrowing Capacity																												$ 42,000,000
Long-term Debt												36,588,000				0						36,588,000	0
Vessel Carrying Value, net												69,158										$ 69,158
Line of Credit Facility, Frequency of Payments																						quarterly
Line of Credit Facility, Periodic Payment					$ 355,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																												12,132,000
Maturity period of tranches					6 years
Number of tranches					2
Maximum amount by tranche																												$ 21,000,000
Debt Instrument, Unused Borrowing Capacity, Amount																0							0
$27.3 Million Credit Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity	$ 27,250,000
Number of vessels | $ / shares	2
Tranches drawn up to percentage up to fair value of vessel	50.00%
Long-term Debt												$ 0										$ 0
Line of Credit Facility, Frequency of Payments	quarterly
Line of Credit Facility, Periodic Payment	$ 213,000
Maturity period of tranches	5 years
Debt Instrument, Unused Borrowing Capacity, Amount																$ 27,250,000							$ 27,250,000
For periods after December 31, 2017
Portion of Facility fixed coupon rate																						250.00%
Ultramax | $330 Million Credit Facility | Secured Debt
Number of vessels									15
Ultramax | $67.5 Million Facility | Secured Debt
Number of vessels								2
Number of installment								28
Line of Credit Facility, Frequency of Payments								quarterly
Line of Credit Facility, Periodic Payment								$ 292,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								8,174,000
Maximum amount by tranche								$ 16,350,000
Ultramax | $409 Million Credit Facility | Secured Debt
Number of vessels												1										1
Ultramax | $12.5 Million Credit Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,500,000
Line of Credit Facility, Frequency of Payments	quarterly payments of one-sixtieth of the advance commencing on the last day of the quarter following the quarter in which the advance was drawn and a balloon payment payable at the maturity date
Debt Instrument, Maturity Date, Description	December 22, 2020
Ultramax | $27.3 Million Credit Facility | Secured Debt
Number of vessels												2										2
Kamsarmax | $330 Million Credit Facility | Secured Debt
Number of vessels									6			0										0
Kamsarmax | $39.6 Million Credit facility | Secured Debt
Number of vessels																2							2
Kamsarmax | $67.5 Million Facility | Secured Debt
Number of vessels								2				2										2
Number of installment								28
Line of Credit Facility, Frequency of Payments																						quarterly
Line of Credit Facility, Periodic Payment																						$ 311,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 8,692,000
Maximum amount by tranche								$ 17,400,000
Kamsarmax | $409 Million Credit Facility | Secured Debt
Number of vessels												9										9
Kamsarmax | $42 Million Credit Facility | Secured Debt
Number of vessels																												2
Capesize
Number of vessels held for sale												6
Capesize | $411.3 Million Credit Facility | Secured Debt
Proceeds from Lines of Credit																						$ 84,225,000
Number of vessels						3						3										3
Capesize | $411.3 Million Credit Facility | Secured Debt
Maturity period of tranches						12 years
London Interbank Offered Rate (LIBOR) | $330 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate									2.925%
Line of Credit Facility, Commitment Fee Percentage									1.17%
London Interbank Offered Rate (LIBOR) | $39.6 Million Credit facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate																						2.925%
London Interbank Offered Rate (LIBOR) | $67.5 Million Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate								2.95%
London Interbank Offered Rate (LIBOR) | $12.5 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate	3.00%
London Interbank Offered Rate (LIBOR) | $42 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate					2.80%
London Interbank Offered Rate (LIBOR) | $27.3 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate					2.95%
Delivery 2016 and 2017 | $330 Million Credit Facility | Secured Debt
Remaining Newbuilding Vessels												9										9
Delivered 2015 | $409 Million Credit Facility | Secured Debt
Number of vessels												6										6
Delivered 2015 | Ultramax | $67.5 Million Facility | Secured Debt
Number of vessels								2
Delivered 2015 | Ultramax | $409 Million Credit Facility | Secured Debt
Number of vessels												3										3
Delivered 2015 | Kamsarmax | $409 Million Credit Facility | Secured Debt
Number of vessels												2										2
Delivery 2016 | $67.5 Million Facility | Secured Debt
Remaining Newbuilding Vessels												2										2
Delivery 2016 | $409 Million Credit Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity												$ 225,179,000										$ 225,179,000
Number of vessels							12					5										5
Remaining Newbuilding Vessels												10										10
Number of vessels held for sale																						2
Delivery 2016 | Kamsarmax | $409 Million Credit Facility | Secured Debt
Number of vessels												1										1
Kamsarmax | $409 Million Credit Facility | Secured Debt
Number of vessels												2										2
Ultramax | $330 Million Credit Facility | Secured Debt
Credit facility, Maximum borrowing capacity reduction								$ 15,000,000
Number of vessels sold												1										1
Write off of Deferred Debt Issuance Cost																						$ 460,000
Capesize
Number of vessels held for sale																						8
Capesize | $409 Million Credit Facility | Secured Debt
Number of vessels sold								3
Capesize | $411.3 Million Credit Facility | Secured Debt
Number of vessels												4										4					5
Credit facility, Maximum borrowing capacity reduction												$ 136,000,000										$ 136,000,000					$ 171,000,000
Subsequent Event
Long-term Debt										$ 458,534,000
Credit facility, Maximum borrowing capacity reduction																								$ 63,037,000
Subsequent Event | Secured Debt
Proceeds from Lines of Credit										103,355,000
Debt Instrument, Unused Borrowing Capacity, Amount										237,150,000
Repayments of Secured Debt										105,263,000
Subsequent Event | $330 Million Credit Facility | Secured Debt
Long-term Debt										201,025,000
Debt Instrument, Unused Borrowing Capacity, Amount										105,000,000
Subsequent Event | $39.6 Million Credit facility | Secured Debt
Long-term Debt										22,537,000
Debt Instrument, Unused Borrowing Capacity, Amount										0
Subsequent Event | $67.5 Million Facility | Secured Debt
Long-term Debt										41,307,000
Debt Instrument, Unused Borrowing Capacity, Amount										16,350,000
Subsequent Event | $409 Million Credit Facility | Secured Debt
Long-term Debt										114,375,000
Debt Instrument, Unused Borrowing Capacity, Amount										115,800,000
Subsequent Event | $411.3 Million Credit Facility | Secured Debt
Long-term Debt										0
Debt Instrument, Unused Borrowing Capacity, Amount										0
Subsequent Event | $12.5 Million Credit Facility | Secured Debt
Long-term Debt										11,750,000
Debt Instrument, Unused Borrowing Capacity, Amount										0
Subsequent Event | $42 Million Credit Facility | Secured Debt
Long-term Debt										44,290,000
Debt Instrument, Unused Borrowing Capacity, Amount										0
Subsequent Event | $27.3 Million Credit Facility | Secured Debt
Long-term Debt										23,250,000
Debt Instrument, Unused Borrowing Capacity, Amount										$ 0
Subsequent Event | Delivery 2016 | $409 Million Credit Facility | Secured Debt
Write off of Deferred Debt Issuance Cost											$ 2,315
Subsequent Event | Capesize
Number of vessels held for sale										4
Subsequent Event | Capesize | Secured Debt
Number of vessels held for sale										3
Subsequent Event | Capesize | Delivery 2016 | $409 Million Credit Facility | Secured Debt
Number of vessels																									2
Credit facility, Maximum borrowing capacity reduction																									$ 63,037,000
Minimum
Line of Credit Facility, Interest Rate During Period																						2.17%
Ratio of Indebtedness to Net Capital												0.60										0.60
Minimum | Secured Debt
Fair value of the collateral of each credit facility																						130.00%
Minimum | Capesize | $411.3 Million Credit Facility | Secured Debt
Maturity period of tranches						6 years
Minimum | London Interbank Offered Rate (LIBOR) | Capesize | $411.3 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate																						1.90%
Maximum
Line of Credit Facility, Interest Rate During Period																						6.25%
Ratio of Indebtedness to Net Capital												1.00										1.00
Maximum | Secured Debt
Fair value of the collateral of each credit facility																						145.00%
Maximum | London Interbank Offered Rate (LIBOR) | Capesize | $411.3 Million Credit Facility
Debt Instrument, Basis Spread on Variable Rate																						2.95%
At least through December 31, 2017 | Minimum | Secured Debt
Fair value of the collateral of each credit facility																						150.00%
Amount available to be drawn | $409 Million Credit Facility
Debt Instrument, Unused Borrowing Capacity, Amount																$ 162,142							$ 162,142
From the quarter ending September 30, 2015 until the quarter ending December 31, 2016
Portion of Facility fixed coupon rate																						100.00%
First eight installments | $39.6 Million Credit facility | Secured Debt
Line of Credit Facility, Periodic Payment																						$ 349,000
Line Of Credit Facility Number Of Repayment Installment												8										8
Credit facility terminated or expired | $76.5 Million Credit Facility | Secured Debt
Proceeds from Lines of Credit		$ 25,500,000
Line of Credit Facility, Maximum Borrowing Capacity																										$ 76,500,000
Number of vessels held for sale																						3
Repayments of Secured Debt																						$ 25,500,000
Write off of Deferred Debt Issuance Cost																						1,254,000
Credit facility terminated or expired | $26.0 Million Credit Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity				$ 26,000,000
Credit facility terminated or expired | $19.8 Credit Facility | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity			$ 19,800,000
Maturity period of tranches			10 years
Write off of Deferred Debt Issuance Cost																						$ 344,000
Credit facility terminated or expired | Capesize | $26.0 Million Credit Facility | Secured Debt
Number of vessels												0										0
Credit facility terminated or expired | London Interbank Offered Rate (LIBOR) | $26.0 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate				2.00%
Credit facility terminated or expired | London Interbank Offered Rate (LIBOR) | $19.8 Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate			2.50%
Credit facility terminated or expired | Delivered 2015 | $76.5 Million Credit Facility | Secured Debt
Number of vessels held for sale																						1
Credit facility terminated or expired | Delivered 2015 | Capesize | $76.5 Million Credit Facility | Secured Debt
Number of vessels																										3
Credit facility terminated or expired | Delivery 2016 | Kamsarmax | $19.8 Credit Facility | Secured Debt
Number of vessels												1										1
Credit facility terminated or expired | Minimum | $26.0 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate				0.25%
Credit facility terminated or expired | Maximum | $26.0 Million Credit Facility | Secured Debt
Debt Instrument, Basis Spread on Variable Rate				3.25%